Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets and Liabilities, Lessee [Abstract]
Lease right of use asset	$ 5,971	$ 4,911
Lease liabilities	$ 6,338	$ 5,114
Weighted average remaining lease term (years)	7 years 25 days	6 years 10 days
Weighted average discount rate	3.70%	2.70%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Accrued income and other assets	Accrued income and other assets
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other liabilities	Accrued expenses and other liabilities